Business Segment Information - Distribution of Net Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 674,852	$ 620,125
Ireland
Segment Reporting Information [Line Items]
Revenue	298,483	235,110
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	90,445	95,040
U.S.
Segment Reporting Information [Line Items]
Revenue	218,540	225,670
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 67,384	$ 64,305